General information	12 Months Ended
Dec. 31, 2021
General information
General information

ARDAGH METAL PACKAGING S.A.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  General information

Ardagh Metal Packaging S.A. (the “Company” or the “Group” or “AMPSA” or “AMP”) was incorporated in the Grand Duchy of Luxembourg on January 21, 2021, in order to effect a reorganization and subject to its completion, acquire the Metal Packaging operations (together the “AMP Business”) of Ardagh Group S.A. (“AGSA”). The Company’s registered office is 56, rue Charles Martel, L-2134 Luxembourg, Luxembourg. Prior to the reorganization the AMP Business was owned by Ardagh Group S.A. and its subsidiaries (“Ardagh” or “the Ardagh Group”). Prior to the reorganization, the Company had no assets or liabilities, other than those associated with its formation, and did not conduct any operations until the completion of the reorganization.

The AMP Business has historically operated as part of Ardagh and not as a separate stand-alone entity or group.

On February 22, 2021, AMPSA announced its entry into a business combination agreement (the “Business Combination Agreement”), dated as of February 22, 2021, by and among AMPSA, Ardagh, Ardagh MP MergeCo Inc., a newly formed Delaware corporation that is a wholly-owned subsidiary of AMPSA (“MergeCo”) and Gores Holdings V Inc., a Delaware corporation and special purpose acquisition company (“Gores Holdings V” or “GHV”), pursuant to which the parties thereto agreed to effect the merger of MergeCo with and into Gores Holdings V, with Gores Holdings V being the surviving corporation as a wholly-owned subsidiary of AMP (the “Merger”, and, together with the other transactions contemplated in the Business Combination Agreement, the “Business Combination”), to create an independent, pure-play beverage can public company.

In connection with the Business Combination, on March 12, 2021, two affiliates of the Company (the “Co-Issuers”) issued green bonds of $2.8 billion equivalent, consisting of €450 million 2.000% Senior Secured Notes due 2028, $600 million 3.250% Senior Secured Notes due 2028, €500 million 3.000% Senior Notes due 2029 and $1,050 million 4.000% Senior Notes due 2029 (the “AMP Notes Issuance”).

In connection with the AMP Notes Issuance, Ardagh designated the Co-Issuers and subsidiaries of AMP as unrestricted subsidiaries under its bond indentures and the Global Asset Based Loan Facility.

In connection with the Business Combination, the Ardagh Group effected on April 1, 2021 a series of transactions that resulted in (a) the equity interests of Ardagh Packaging Holdings Limited, an Irish subsidiary of the Group, and certain other subsidiaries of the Ardagh Group that are engaged in the metal beverage can business being directly or indirectly owned by AMPSA (all such entities collectively, the “AMP Entities”) and (b) any assets and liabilities relating to the business of the Ardagh Group (other than the AMP Business) that were held by the AMP Entities being transferred to subsidiaries of the Ardagh Group that are not AMP Entities, and assets and liabilities relating to the AMP Business that were held by subsidiaries of the Ardagh Group (other than the AMP Entities) being transferred to the AMP Entities (such transactions, collectively, the “AMP Transfer”).

On August 4, 2021, in accordance with the terms of the Business Combination Agreement, the parties consummated the Merger and, pursuant to the terms of subscription agreements dated February 22, 2021, among AMPSA, Gores Holdings V and certain investors in a private placement (the “PIPE Investors”), the PIPE Investors subscribed for and purchased shares of AMPSA at a purchase price of $10 per share, for an aggregate cash amount of $695 million (the “PIPE Investment”), which included 9.5 million of shares acquired pursuant to the “back stop” provisions of the subscription agreement entered into by the Gores Holdings V sponsor. In addition, at the closing of the Merger all shares of Gores Holdings V Class A common stock outstanding immediately prior to the effective time of the Merger (after giving effect to any requested stockholder redemptions) were contributed to AMPSA in exchange for newly issued AMPSA shares, and all warrants exercisable for the purchase of shares in Gores Holdings V were converted into warrants exercisable for the purchase of shares in AMPSA.

In addition to retaining AMPSA shares constituting approximately 82% AMPSA’s outstanding shares, Ardagh received in the Business Combination (a) $2,315 million in cash paid upon the consummation of the AMP Transfer (which was funded from the proceeds of the AMP Notes Issuance), and (b) approximately $1.0 billion in cash paid upon the consummation of the Merger and the PIPE Investment. Ardagh also has a contingent right to receive up to 60.73 million additional shares in AMPSA (the “Earnout Shares”) upon the achievement of certain stock price hurdles performance measures. Please refer to note 21 for further details.

On August 5, 2021, AMPSA listed its shares and warrants on the New York Stock Exchange under the new ticker symbols “AMBP” and “AMBP.WS”, respectively.

On August 6, 2021, AMPSA and certain of its subsidiaries entered into a Global Asset Based Loan Facility in the amount of $300 million, which amount increased to $325 million on September 29, 2021.

On September 7, 2021, Ardagh launched an exchange offer pursuant to which it offered 2.5 shares of AMP in exchange for each Class A common shares of Ardagh that was validly tendered and not withdrawn at the closing of the exchange offer. Approximately 84% of the total outstanding Class A common shares of Ardagh were exchanged, bringing Ardagh’s ownership of AMP to approximately 75% and the public float to approximately 25%.

The Group is a leading supplier of metal beverage cans globally, with a particular focus on the Americas and Europe. The Group supplies sustainable and infinitely recyclable metal packaging to a diversified customer base of leading global, regional and national beverage producers. AMPSA operates 24 production facilities in Europe and the Americas, employs approximately 5,800 people and recorded revenues of $4.1 billion in 2021.

In connection with the AMP Transfers AGSA and AMPSA entered into a Services Agreement, pursuant to which AGSA, either directly or indirectly through its affiliates, shall provide certain corporate and business-unit services to AMPSA and its subsidiaries, and AMPSA, either directly or indirectly through its affiliates, shall provide certain corporate and business-unit services to AGSA and its affiliates (other than the AMP Entities). The services provided by AGSA, either directly or indirectly through its affiliates, pursuant to the Services Agreement include typical corporate functional support areas such as finance, legal, risk, HR, procurement, sustainability and IT in order to complement the activities in areas which exist within AMPSA. The services provided by AMPSA, either directly or indirectly through its affiliates, are mainly in the areas of procurement and IT. For each calendar year from 2021 through 2024, as consideration for the net corporate services provided by AMPSA and AGSA, or their respective direct or indirect affiliates, AMPSA has incurred an expense of $33 million from Ardagh Group for the calendar year 2021 and will incur an expense of $38 million for calendar year 2022, $39 million for calendar year 2023 and $39 million for calendar year 2024. The fees paid for services pursuant to the Services Agreement are subject to adjustment for third party costs and variations for certain volume-based services. As of December 31, 2024 or, if earlier, the date upon which AMP or Ardagh Group undergoes a change of control, all corporate services provided pursuant to the Services Agreement will be provided at a price equal to the fully allocated cost of such services, or such other price to be negotiated in good faith by the parties, taking into consideration various factors, including the cost of providing such corporate services and the level of services expected to be provided.

The consolidated financial statements reflect the consolidation of the legal entities forming the Group for the periods presented. The principal operating legal entities forming the Group are listed in note 25.

The principal accounting policies that have been applied to the consolidated financial statements are described in note 3 below.